UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8797
                                   811-9049

Name of Fund: Merrill Lynch International Fund
              Merrill Lynch Master International Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Merrill Lynch International Fund and Merrill Lynch Master International Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Merrill Lynch International Fund
Schedule of Investments as of August 31, 2005

                                                                                                                         Value
                    Beneficial Interest     Mutual Funds                                                           (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 137,562,671     Merrill Lynch Master International Portfolio                              $ 122,547,115
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Mutual Funds (Cost - $95,712,514) - 100.2%                            122,547,115
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $95,712,514) - 100.2%                                                                         122,547,115

Liabilities in Excess of Other Assets - (0.2%)                                                                             (196,551)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 122,350,564
                                                                                                                      =============

Merrill Lynch Master International Portfolio
Schedule of Investments as of August 31, 2005

                                                                                                                        Value
Europe              Industry                          Shares Held  Common Stocks                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.9%      Pharmaceuticals - 0.9%                 21,200  Novo-Nordisk A/S B                                 $   1,091,671
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Denmark                         1,091,671
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.2%      Machinery - 0.2%                        2,907  Kone Oyj Class B (b)                                     190,377
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Finland                           190,377
-----------------------------------------------------------------------------------------------------------------------------------
France - 11.4%      Chemicals - 1.0%                        7,162  Air Liquide                                            1,244,555
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.0%                33,890  BNP Paribas                                            2,466,930
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.9%                       89,452  AXA                                                    2,381,925
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 3.9%     18,000  Total SA                                               4,733,093
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.7%                 24,412  Sanofi-Aventis                                         2,084,001
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor         68,600  STMicroelectronics NV                                  1,131,234
                    Equipment - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in France                         14,041,738
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.5%      Electric Utilities - 1.2%              15,738  E.ON AG                                                1,501,419
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                 5,800  Fresenius AG                                             684,843
                    Supplies - 0.6%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                            6,279  Premiere AG (b)                                          193,055
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.5%      11,966  Hypo Real Estate Holding AG                              587,721
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Germany                         2,967,038
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.4%      Commercial Banks - 1.4%                81,811  Allied Irish Banks Plc                                 1,760,761
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Ireland                         1,760,761
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.2%        Commercial Banks - 0.4%                27,979  Banco Popolare di Verona e Novara Scrl                   502,007
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.3%             173,410  Enel SpA                                               1,536,855
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software &                    14,600  FastWeb SpA (b)                                          628,127
                    Services - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Italy                           2,666,989
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.9%   Media - 0.9%                           66,830  SES Global                                             1,138,970
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Luxembourg                      1,138,970
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 5.0%  Air Freight & Logistics - 0.6%         28,409  TNT NV                                                   729,780
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.6%                80,038  ABN AMRO Holding NV                                    1,921,660
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                  59,520  ING Groep NV CVA                                       1,731,516
                    Services - 1.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.4%                   42,318  Royal Numico NV (b)                                    1,752,671
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the Netherlands                 6,135,627
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 3.4%       Commercial Banks - 1.4%               161,830  DNB NOR ASA                                            1,710,179
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 2.0%    100,290  Statoil ASA                                            2,459,377
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Norway                          4,169,556
-----------------------------------------------------------------------------------------------------------------------------------
Poland - 0.7%       Oil, Gas & Consumable Fuels - 0.7%     24,240  Polski Koncern Naftowy Orlen SA (a)                      831,830
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Poland                            831,830
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of August 31, 2005

                                                                                                                        Value
                    Industry                          Shares Held  Common Stocks                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.3%        Diversified Telecommunication         137,627  Telefonica SA                                      $   2,276,219
                    Services - 1.9%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.4%                           20,182  Gestevision Telecinco SA                                 467,929
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Spain                           2,744,148
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.5%       Machinery - 0.5%                       46,872  SKF AB Class B                                           575,138
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Sweden                            575,138
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 8.6%  Biotechnology - 0.8%                    1,393  Serono SA                                                924,686
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 3.8%                 30,750  Credit Suisse Group                                    1,335,649
                                                           40,510  UBS AG Registered Shares                               3,311,219
                                                                                                                      -------------
                                                                                                                          4,646,868
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.3%           5,690  Holcim Ltd.                                              367,938
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                 2,118  Nobel Biocare Holding AG                                 461,410
                    Supplies - 0.7%                         1,624  Straumann Holding AG Registered Shares                   370,499
                                                                                                                      -------------
                                                                                                                            831,909
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.0%                       18,240  Swiss Reinsurance Registered Shares                    1,174,243
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.6%                        1,881  Schindler Holding AG Participation Certificates          752,816
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.4%                 35,145  Novartis AG Registered Shares                          1,702,821
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Switzerland                    10,401,281
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.6%            299,060  Cobham Plc                                               746,728
Kingdom - 25.4%     ---------------------------------------------------------------------------------------------------------------
                    Beverages - 1.7%                      149,950  Diageo Plc                                             2,143,916
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.0%               206,091  Barclays Plc                                           2,057,626
                                                           99,115  Royal Bank of Scotland Group Plc                       2,899,164
                                                                                                                      -------------
                                                                                                                          4,956,790
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.5%                   66,300  Cadbury Schweppes Plc                                    654,992
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                 124,000  William Hill Plc                                       1,314,124
                    Leisure - 1.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 1.3%              50,678  Reckitt Benckiser Plc                                  1,569,230
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%        46,700  Smiths Group Plc                                         764,766
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.2%                      166,290  Prudential Plc                                         1,520,155
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software &                    22,500  NDS Group Plc (a)(b)                                     800,550
                    Services - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 2.7%                           62,714  British Sky Broadcasting Plc                             645,416
                                                          171,843  Reed Elsevier Plc                                      1,612,216
                                                          103,334  WPP Group Plc                                          1,069,035
                                                                                                                      -------------
                                                                                                                          3,326,667
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.7%                 59,100  BHP Billiton Plc                                         880,621
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.7%                 94,218  National Grid Plc                                        892,742
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of August 31, 2005

                                                                                                                        Value
                    Industry                          Shares Held  Common Stocks                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 2.0%    187,488  BG Group Plc                                       $   1,693,010
                                                           23,400  Cairn Energy Plc (b)                                     747,743
                                                                                                                      -------------
                                                                                                                          2,440,753

                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 3.2%                 40,132  AstraZeneca Plc                                        1,838,626
                                                           86,910  GlaxoSmithKline Plc                                    2,101,902
                                                                                                                      -------------
                                                                                                                          3,940,528
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 3.1%                        129,400  British American Tobacco Plc                           2,604,675
                                                           41,268  Imperial Tobacco Group Plc                             1,145,298
                                                                                                                      -------------
                                                                                                                          3,749,973
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication            575,168  Vodafone Group Plc                                     1,571,182
                    Services - 1.3%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the United Kingdom             31,273,717
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Europe - 65.4%                 79,988,841
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.2%       Metals & Mining - 1.1%                 43,885  Cia Vale do Rio Doce (a)                               1,316,550
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.1%     20,900  Petroleo Brasileiro SA                                 1,313,815
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Latin America - 2.2%            2,630,365
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 2.7%    Commercial Banks - 1.4%                44,520  Commonwealth Bank of Australia                         1,256,198
                                                           31,370  Westpac Banking Corp.                                    467,028
                                                                                                                      -------------
                                                                                                                          1,723,226
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                          170,700  APN News & Media Ltd.                                    654,082
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.8%                208,900  Alumina Ltd.                                             948,767
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Australia                       3,326,075
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.2%    Real Estate - 1.2%                    139,860  Cheung Kong Holdings Ltd.                              1,527,541
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Hong Kong                       1,527,541
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 23.0%       Auto Components - 1.9%                 49,800  Denso Corp.                                            1,260,773
                                                           18,800  Toyota Industries Corp.                                  531,560
                                                          133,000  The Yokohama Rubber Co. Ltd.                             596,358
                                                                                                                      -------------
                                                                                                                          2,388,691
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 3.8%                    129,500  Nissan Motor Co., Ltd.                                 1,357,556
                                                           82,100  Toyota Motor Corp.                                     3,349,545
                                                                                                                      -------------
                                                                                                                          4,707,101
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.8%                       76,700  Asahi Breweries Ltd.                                     944,491
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.5%              101,000  Central Glass Co., Ltd.                                  630,550
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of August 31, 2005

                                                                                                                        Value
                    Industry                          Shares Held  Common Stocks                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.7%                       20,500  JSR Corp.                                          $     462,126
                                                           19,500  Tokyo Ohka Kogyo Co., Ltd.                               413,814
                                                                                                                      -------------
                                                                                                                            875,940
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.3%               137,000  The Bank of Yokohama Ltd. (b)                            881,093
                                                              277  Mitsubishi Tokyo Financial Group, Inc.                 2,847,236
                                                              193  Sumitomo Mitsui Financial Group, Inc.                  1,577,103
                                                                                                                      -------------
                                                                                                                          5,305,432
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                   2,500  Secom Co., Ltd.                                          114,461
                    Supplies - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 1.9%     123,000  COMSYS Holdings Corp.                                  1,302,651
                                                          160,000  Obayashi Corp.                                           991,437
                                                                                                                      -------------
                                                                                                                          2,294,088
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 1.0%                 5,200  ORIX Corp.                                               858,647
                                                            6,000  Takefuji Corp.                                           420,017
                                                                                                                      -------------
                                                                                                                          1,278,664
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.7%        26,900  FamilyMart Co., Ltd.                                     831,036
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                   41,000  Ajinomoto Co., Inc.                                      431,646
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.4%                  145,000  Tokyo Gas Co., Ltd.                                      540,288
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                 9,700  Kobayashi Pharmaceutical Co., Ltd.                       301,723
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.3%                     13,700  TIS, Inc.                                                410,344
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment &                    38,800  Bandai Co., Ltd.                                         961,207
                    Products - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.2%                        9,600  THK Co., Ltd.                                            217,652
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 2.0%              33,800  Canon, Inc.                                            1,704,793
                                                           47,000  Ricoh Co., Ltd.                                          729,400
                                                                                                                      -------------
                                                                                                                          2,434,193
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.6%                        17,700  Square Enix Co. Ltd.                                     483,020
                                                           10,100  Sumisho Computer Systems Corp.                           210,047
                                                                                                                      -------------
                                                                                                                            693,067
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.5%                42,300  EDION Corp.                                              588,307
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury             37,000  Onward Kashiyama Co., Ltd.                               553,445
                    Goods - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies &                    98,000  Mitsui & Co., Ltd.                                     1,033,533
                    Distributors - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                436  NTT DoCoMo, Inc.                                         700,595
                    Services - 0.6%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Japan                          28,236,454
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.2%     Tobacco - 0.2%                         27,400  British American Tobacco Malaysia Bhd                    277,850
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Malaysia                          277,850
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of August 31, 2005

                                                                                                                        Value
                    Industry                          Shares Held  Common Stocks                                  (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Wireless Telecommunication            786,970  MobileOne Ltd.                                     $     970,003
                    Services - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Singapore                         970,003
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.5%  Oil, Gas & Consumable Fuels - 0.5%     11,700  SK Corp.                                                 582,410
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in South Korea                       582,410
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 3.0%       Computers & Peripherals - 0.4%        109,902  Compal Electronics Inc. (a)                              546,991
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication          72,777  Chunghwa Telecom Co. Ltd. (a)                          1,400,957
                    Services - 1.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication          1,438,000  Far EasTone Telecommunications Co., Ltd.               1,809,026
                    Services - 1.5%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Taiwan                          3,756,974
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.4%     Wireless Telecommunication            198,300  Advanced Info Service PCL Foreign Shares                 484,888
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in Thailand                          484,888
                    ---------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks in the Pacific
                                                                   Basin/Asia - 31.8%                                    39,162,195
                    ---------------------------------------------------------------------------------------------------------------
                    Total Common Stocks (Cost - $95,004,993*) - 99.4%                                                   121,781,401

                    Other Assets Less Liabilities - 0.6%                                                                    765,714
                                                                                                                      -------------
                    Net Assets - 100.0%                                                                               $ 122,547,115
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 96,146,665
                                                                   ============
      Gross unrealized appreciation                                $ 26,501,169
      Gross unrealized depreciation                                    (866,433)
                                                                   ------------
      Net unrealized appreciation                                  $ 25,634,736
                                                                   ============

(a)   Depositary receipts.
(b)   Non-income producing security.

      Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                     Net                Interest
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                       $ (368,534)             $ 1,385
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                               --              $ 2,201
      --------------------------------------------------------------------------

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Fund and Merrill Lynch Master International
Portfolio


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Fund and
    Merrill Lynch Master International Portfolio

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Fund and
    Merrill Lynch Master International Portfolio

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch International Fund and
    Merrill Lynch Master International Portfolio

Date: October 19, 2005